Related party transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of related parties transactions
Related Parties	Relationship with the Company
Maya	Equity method investee of the Company
Beijing Huaxianglianxin Technology Company	Equity method investee of the Company
iQsim S.A.	Equity method investee of the Company

Schedule of related party transactions
	Six Months ended June 30,
(In thousands)	2021	2022
Revenue from provision of data connectivity services, PaaS and SaaS services and sales of terminals and data related products:
Maya	4,249	2,893
Beijing Huaxianglianxin Technology Company	405	248
Purchase of data connectivity service:
Maya	24	2
Beijing Huaxianglianxin Technology Company	80	6

Schedule of related parties balances
(In thousands)	December 31, 2021	June 30, 2022
Deposits received from related parties:
Maya	1,417	1,318
Contract liability:
Maya	18	26
iQsim S.A.	—	11
Amounts payable to related parties:
Beijing Huaxianglianxin Technology Company	18	21
Amounts receivable from related parties:
Maya	1,108	186
Beijing Huaxianglianxin Technology Company	45	85